Parent Company Only Condensed Financial Information (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 221,594	$ 45,879	$ 67,304
Equity securities	5,000
Other assets	34,637	12,254
Total assets	1,476,995	880,545
Liabilities and Equity
Subordinated debentures	14,844	14,806
Stockholders' equity	110,210	80,664	45,559
Total liabilities and stockholder's equity	1,476,995	880,545
Parent Company [Member]
ASSETS
Cash and cash equivalents	1,785	10,037	$ 2,675
Equity securities	5,000
Investment in banking subsidiary	125,172	88,317
Investment in and advances to other subsidiary	241	238
Other assets	2,533	2,045
Total assets	134,731	100,637
Liabilities and Equity
Subordinated debentures	14,844	14,806
Other borrowings	9,500	5,000
Accrued expenses and other liabilities	177	167
Stockholders' equity	110,210	80,664
Total liabilities and stockholder's equity	$ 134,731	$ 100,637